Property and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Property and Equipment
Total Property and Equipment	$ 53,970		$ 53,970		$ 51,834	$ 50,563
Less: Accumulated Depreciation and Amortization	(43,238)		(43,238)		(48,550)	(44,233)
Total Property and Equipment, Net	10,732		10,732		3,284	6,330
Depreciation and amortization expense	500	$ 800	1,138	$ 1,792	3,096	5,623	$ 7,124
Leasehold Improvements
Property and Equipment
Total Property and Equipment	1,680		1,680		1,680	1,597
Machinery and Equipment
Property and Equipment
Total Property and Equipment	25,430		25,430		19,440	19,236
Furniture and Fixtures
Property and Equipment
Total Property and Equipment	1,749		1,749		3,530	2,622
Capitalized Software
Property and Equipment
Total Property and Equipment	10,508		10,508		11,451	11,422
Equipment Under Capital Leases
Property and Equipment
Total Property and Equipment	12,488		12,488		12,917	12,917
Computer Equipment
Property and Equipment
Total Property and Equipment	1,626		1,626		2,662	2,665
Construction in Progress
Property and Equipment
Total Property and Equipment	$ 489		$ 489		$ 154	$ 104